Auditors’ remuneration - Schedule of Fees Payable to Auditors by the Group (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Other non-audit fees	£ 2.6	£ 2.5	£ 2.5
Total fees payable to the Company’s auditors by the Group	45.0	43.1	43.4
Total audit fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	42.4	40.6	40.9
Total audit fees in respect of the statutory audit of Group entities
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	35.9	33.9	34.3
– audit of the Company’s current year annual report
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	2.0	2.0	2.0
– audits of the Company’s subsidiaries
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	33.9	31.9	32.3
– services normally provided in connection with statutory and regulatory filings or engagements
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	6.5	6.7	6.6
Other audit-related fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	1.5	1.5	1.3
All other fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Other non-audit fees	1.1	1.0	1.2
Statutory audit of group entities
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Total fees payable to the Company’s auditors by the Group	£ 9.1	£ 9.2	£ 9.1